PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:
Computers and peripheral equipment	$87,334	$67,260
Internal use software	380,074	301,632
Office furniture and equipment	3,487	3,663
Leasehold improvements	29,336	28,616
	500,231	401,171
Accumulated depreciation:
Computers and peripheral equipment	43,038	19,017
Internal use software	245,341	175,660
Office furniture and equipment	170	758
Leasehold improvements	22,287	20,444
	310,836	215,879
Depreciated cost	$189,395	$185,292

Depreciation expense totaled $98,307, $89,151 and $74,907 for the years ended December 31, 2025, 2024 and 2023, respectively.
The Company recorded a reduction of $3,781 and $325,346 to the cost and accumulated depreciation of fully depreciated equipment, internal use software and leasehold improvements no longer in use for the years ended December 31, 2025 and 2024, respectively.